Organization and Business Description (Details) - Schedule of subsidiaries of the company	6 Months Ended
Mar. 31, 2022
Universe INC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Dec. 11, 2019
Place of Incorporation	Cayman Islands
% of Ownership	100.00%
Principal Activities	Investment holding
Universe HK [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 21, 2014
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment holding
Universe Technology [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 18, 2019
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	WFOE, Investment holding
Jiangxi Universe [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 02, 1998
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Research and development and manufacturing of modernized traditional Chinese medicines
Universe Trade [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 10, 2010
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Sales of modernized traditional Chinese medicines
Universe Hanhe [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	May 12, 2021
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Research and development of new pharmaceutical products